Accrued Expenses and Other Liabities	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Liabities [Abstract]
ACCRUED EXPENSES AND OTHER LIABITIES

Note 6 — ACCRUED EXPENSES AND OTHER LIABITIES

Accrued expenses and other current liabilities consisted of the following:

	As of June 30, 2025	As of June 30, 2024
Wages and welfare payable	$660,589	$116,054
Professional service fees	402,458	143,420
Others	50,056	55,445
Total	$1,113,103	$314,919